PROVISIONS, CONTINGENCIES AND COMMITMENTS - Summary of Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Abstract]
Commitments related to purchases of raw materials and energy	$ 10,082	$ 11,346
Guarantees, pledges and other collateral	10,019	8,888
Capital expenditure commitments	1,542	2,799
Other commitments	1,294	1,374
Total	$ 22,937	$ 24,407